Recoverable taxes	12 Months Ended
Dec. 31, 2025
Recoverable Taxes [abstract]
Recoverable taxes	RECOVERABLE TAXES

	December 31, 2025	December 31, 2024

Withholding income tax on finance income	544,298	335,762
Income tax and social contribution	143,472	19,430
Others withholding income tax	1,658	4,138
Contributions over revenue	—	2,936
Other taxes	857	10,166
	690,285	372,432